SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2018
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

15.           SHARE-BASED PAYMENTS

Share-based compensation recorded during the years ended December 31, 2018 and 2017 was as follows:

	Years ended December 31,
	2018	2017
Share option plan expense (i)	$2.7	$2.4
Restricted share unit plan expense, including restricted performance shares (ii)	18.6	23.4
Deferred share units expense (iii)	1.1	1.2
Employer portion of employee share purchase plan (iv)	2.1	2.0
Total share-based compensation expense	$24.5	$29.0

(i)      Share option plan

The Company has a share option plan for officers, employees, and contractors enabling them to purchase common shares. Under the share option plan, the aggregate number of shares reserved for issuance may not exceed 31.2 million common shares. Additionally, the aggregate number of Common Shares reserved for issuance under the share option plan to insiders, at any one time upon the exercise of Options and pursuant to all other compensation arrangements of the Company shall not exceed 10% of the total number of Common Shares then outstanding. Each option granted under the plan on or after February 16, 2011 is for a maximum term of seven years. One-third of the options granted are exercisable each year commencing one year after the date of grant. The exercise price is determined by the Company’s Board of Directors at the time the option is granted, and may not be less than the closing market price of the common shares on the last trading day prior to the grant date of the option. The stock options outstanding at December 31, 2018 expire at various dates to 2025. The number of common shares available for the granting of options as at December 31, 2018 was 12.1 million.

The following table summarizes the status of the share option plan and changes during the years ended December 31, 2018 and 2017:

	2018		2017
		Weighted average		Weighted average
	Number of options	exercise price	Number of options	exercise price
	(000’s)	(CDN$/option)	(000’s)	(CDN$/option)
Balance at January 1	12,173	6.52	12,429	$6.95
Granted	1,950	4.95	1,669	5.06
Exercised	(301)	3.65	(265)	4.09
Forfeited	(238)	4.87	(1,567)	8.74
Expired	(1,240)	12.58	(93)	7.38
Outstanding at end of period	12,344	$5.77	12,173	$6.52
Exercisable at end of period	8,861	$6.13	8,539	$7.41

For the year ended December 31, 2018, the weighted average share price at the date of exercise was CDN$4.87.

The following table summarizes information about the stock options outstanding and exercisable at December 31, 2018:

		Options outstanding			Options exercisable
				Weighted			Weighted
			Weighted	average		Weighted	average
		Number of	average	remaining	Number of	average	remaining
		options	exercise price	contractual life	options	exercise price	contractual life
Exercise price range in CDN$:		(000’s )	(CDN$)	(years)	(000’s )	(CDN$)	(years)
$2.96	$4.56	3,764	$3.89	3.18	3,265	$3.85	3.05
4.57	5.19	3,512	5.00	5.58	529	5.10	5.02
5.20	7.97	2,019	5.80	2.05	2,019	5.80	2.05
7.98	10.99	3,049	8.96	0.73	3,048	8.96	0.73
		12,344	$5.77	3.07	8,861	$6.13	2.14

The following weighted average assumptions were used in computing the fair value of stock options using the Black-Scholes option pricing model granted during the years ended December 31, 2018 and 2017:

	2018	2017
Weighted average share price (CDN$)	$4.95	$5.06
Expected dividend yield	0.0%	0.0%
Expected volatility	47.5%	49.3%
Risk-free interest rate	2.1%	1.1%
Expected option life (in years)	4.5	4.5
Weighted average fair value per stock option granted (CDN$)	$2.05	$2.09

The expected volatility used in the Black-Scholes option pricing model is based primarily on the historical volatility of the Company’s shares.

(ii)          Restricted Share Unit Plan

The Company has a Restricted Share Plan whereby RSUs and RPSUs may be granted to employees, officers and contractors of the Company. The current maximum number of common shares issuable under this plan is 10.1 million.

(a)           Restricted share units

RSUs are generally exercisable into one common share entitling the holder to acquire the common share for no additional consideration. RSUs vest over a three year period.

The following table summarizes information about the RSUs and related changes during the years ended at December 31, 2018 and 2017:

	2018		2017
		Weighted average		Weighted average
	Number of units	fair value	Number of units	fair value
	(000’s)	(CDN$/unit)	(000’s)	(CDN$/unit)
Balance at January 1	8,277	$4.63	9,219	$4.01
Granted	4,258	4.85	5,128	5.07
Redeemed	(4,247)	4.37	(4,847)	4.01
Forfeited	(662)	4.86	(1,223)	4.24
Outstanding at end of period	7,626	$4.88	8,277	$4.63

As at December 31, 2018, the Company had recognized a liability of $8.7 million (December 31, 2017 - $11.3 million) in respect of its cash-settled RSUs.

(b)           Restricted performance share units

The RPSUs are subject to certain vesting requirements and vest at the end of three years. The vesting requirements are based on certain performance criteria over the vesting period established by the Company.

The following table summarizes information about the RPSUs and related changes during the years ended at December 31, 2018 and 2017:

	2018		2017
		Weighted average		Weighted average
	Number of units	fair value	Number of units	fair value
	(000’s)	(CDN$/unit)	(000’s)	(CDN$/unit)
Balance at January 1	4,886	$4.52	4,993	$4.51
Granted	2,807	4.77	1,209	5.32
Redeemed	(2,523)	3.56	(889)	5.39
Forfeited	(180)	4.75	(427)	4.81
Outstanding at end of period	4,990	$5.14	4,886	$4.52

(iii)           Deferred share unit plan

The Company has a DSU plan for its outside directors which provides that each outside director receives, on the last date in each quarter a number of DSUs having a value equal to a minimum of 50% of the compensation of the outside director for the current quarter.  Each outside director can elect to receive a greater percentage of their compensation in DSUs.  The number of DSUs granted to an outside director is based on the closing price of the Company's common shares on the Toronto Stock Exchange on the business day immediately preceding the DSU issue date.  At such time as an outside director ceases to be a director, the Company will make a cash payment on the outstanding DSUs to the outside director in accordance with the redemption election made by the departing director or in the absence of an election to defer redemption, in accordance with the default redemption provisions provided in the Deferred Share Unit Plan.

The number of DSUs granted by the Company and the weighted average fair value per unit issued for the years ended December 31, 2018 and 2017 are as follows:

	Years ended December 31,
	2018	2017
DSUs granted (000’s)	312	297
Weighted average grant-date fair value (CDN$/ unit)	$4.39	$5.15

There were 1,701,799 DSUs outstanding, for which the Company had recognized a liability of $5.5 million, as at December 31, 2018 (December 31, 2017 - $7.0 million).

(iv)           Employee share purchase plan

The Company has an employee SPP whereby certain employees of the Company have the opportunity to contribute up to a maximum of 10% of their annual base salary to purchase common shares. Since 2004, the Company has made contributions equal to 50% of the employees’ contributions.

The compensation expense related to the employee SPP for the year ended December 31, 2018 was $2.1 million (year ended December 31, 2017 - $2.0 million).